Shareholders' capital - Common Shares (Detail) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Common Shares Rollforward
Beginning balance (in shares)	683,614,803	671,960,276
Dividend reinvestment plan (in shares)	4,370,289	3,014,264
Exercise of share-based awards (in shares)	772,591	673,852
Conversion of convertible debentures (in shares)	1,415	754
Ending balance (in shares)	688,759,098	675,649,146